SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                      DWS RREEF Real Estate Securities Fund


Effective March 10, 2008, DWS RREEF Real Estate Securities Fund (the "Fund") will re-open for investments by new investors. All references in the Fund's current prospectuses to the Fund being closed to new investors are hereby deleted.





               Please Retain This Supplement for Future Reference


                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

March 7, 2008
DRRESF-3600